STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

	Principal Amount	Value
Corporate Loans—100.7%
Consumer Discretionary—33.2%
Distributors—3.0%
Albertson's LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 5.483%-5.483%,[LIBOR4+300], 6/22/23[1]	$107,829	$108,093
Tranche B7, 5.483%-5.483%,[LIBOR4+300], 11/17/25[1]	167,700	168,102
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.983%,[LIBOR4+350], 9/26/24[1]	306,155	287,403
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.00%,[LIBOR12+450], 8/21/22[1]	178,273	154,271
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.483%,[LIBOR12+500], 9/25/24[1]	486,257	486,359
Belk, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 7.447%,[LIBOR4+475], 12/12/22[1]	79,221	66,655
Jo-Ann Stores LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.592%,[LIBOR4+500], 10/20/23[1]	29,111	29,093
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.983%-4.999%,[LIBOR12+250], 1/30/23[1]	161,189	160,534
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 5.833%,[LIBOR4+300], 1/26/23[1]	262,571	214,417
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.48%,[LIBOR12+300], 3/11/22[1]	480,324	464,379
United Natural Foods, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.733%,[LIBOR12+425], 10/22/25[1]	333,976	292,370
		2,431,676

Diversified Consumer Services—1.2%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.983%,[LIBOR4+450], 5/8/20[1]	597,767	573,109
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.592%,[LIBOR4+500], 4/1/21[1]	379,080	359,100
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.342%,[LIBOR4+875], 4/1/22[1]	40,000	32,667
		964,876

Hotels, Restaurants & Leisure—7.5%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.983%,[LIBOR12+350], 5/30/25[1]	173,688	174,469
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.668%,[LIBOR52+250], 9/15/23[1]	109,717	109,923
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.233%,[LIBOR4+275],
12/23/24[1]	1,179,689	1,184,727
CDS US Intermediate Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.233%,[LIBOR4+375],
7/8/22[1]	119,256	116,051
Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.50%,[LIBOR12+200], 12/27/24[1]	103,874	104,004
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.733%,[LIBOR12+225], 4/18/24[1]	261,168	261,392

1	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B3, 4.983%,[LIBOR12+250], 2/1/24[1]	$422,609	$417,590
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.75%,[LIBOR4+225], 4/17/24[1]	208,256	208,473
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.483%,[LIBOR12+300], 5/9/24[1]	332,263	333,402
Fitness & Sports Clubs LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.75%,[PRIME4+225], 4/18/25[1]	49,625	49,687
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.483%,[LIBOR12+200], 11/30/23[1]	58,650	58,723
Gateway Casinos & Entertainment Ltd., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
5.601%,[LIBOR4+300], 12/1/23[1]	49,625	49,935
GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 4.999%,[LIBOR12+250], 3/29/24[1]	237,600	237,808
LTI Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.983%,[LIBOR12+350], 9/6/25[1]	203,650	201,232
Scientific Games International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B5, 5.233%,[LIBOR6+275],
8/14/24[1]	941,865	940,814
SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B5, 5.483%,[LIBOR4+300],
4/1/24[1]	248,731	248,597
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.101%,[LIBOR4+350], 7/10/25[1]	583,358	586,870
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.99%,[LIBOR12+250], 6/8/23[1]	415,952	417,136
Topgolf International, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.974%,[LIBOR12+550], 2/8/26[1]	25,000	25,344
Town Sports International LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.983%,[LIBOR12+350],
11/15/20[1]	213,995	211,321
Weight Watchers International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.35%,[LIBOR12+475],
11/29/24[1]	83,989	80,997
Wyndham Hotels & Resorts, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.233%,[LIBOR12+175], 5/30/25[1]	79,600	79,643
		6,098,138

Household Durables—3.4%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.983%,[LIBOR4+350], 9/27/24[1]	263,363	263,089
American Greetings Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.983%,[LIBOR12+450], 4/6/24[1]	233,613	234,635
Callaway Golf Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.979%,[LIBOR12+450], 12/14/25[1]	54,863	55,651
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.724%,[LIBOR4+225], 4/7/25[1]	386,985	378,924
Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.233%,[LIBOR12+175], 12/16/24[1]	29,699	29,774

2	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Household Durables (Continued)
International Textile Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7.502%,[LIBOR4+500], 5/1/24[1]	$142,620	$139,054
Lifetime Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.999%,[LIBOR12+350], 2/28/25[1]	44,550	44,439
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.233%,[LIBOR12+350], 9/7/23[1]	665,348	521,676
Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.473%,[LIBOR12+400], 6/16/25[1]	208,375	185,454
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.973%-5.974%,[LIBOR4+350],
11/8/23[1]	963,465	706,080
SIWF Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.737%,[LIBOR12+425], 6/15/25[1]	173,688	171,625
Varsity Brands Holdings Co., Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.983%,[LIBOR12+350], 12/16/24[1]	34,674	34,563
		2,764,964

Media—17.8%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.733%,[LIBOR4+325], 9/26/21[1]	3,825	1,658
Advantage Sales & Marketing, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.733%,[LIBOR4+325], 7/23/21[1]	49,354	43,440
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.223%-5.223%,[LIBOR4+275], 7/15/25[1]	324,538	314,426
Tranche B13, 6.473%-6.473%,[LIBOR4+400], 8/14/26[1]	308,450	302,941
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.733%,[LIBOR12+325], 10/3/23[1]	95,398	95,408
CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 5.229%,[LIBOR4+275], 11/18/24[1]	186,165	186,264
Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 9.973%,[LIBOR12+750], 2/15/23[1]	80,030	68,226
Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 12.984%,[LIBOR4+100], 8/15/23[1,2]	98,413	48,714
Clear Channel Communications, Inc., Extended Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche D,
11.249%,[LIBOR12+875], 1/30/20[1,3]	2,415,102	1,800,012
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche E, 11.999%,[LIBOR12+950],
7/30/19[1,3]	139,658	104,395
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 9.983%,[LIBOR12+750], 9/12/23[1]	23,273	22,808
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.723%-4.723%,[LIBOR12+225], 7/17/25[1]	314,612	314,000
Tranche B, 4.723%-4.723%,[LIBOR4+225], 1/15/26[1]	234,413	233,885
Deluxe Entertainment Services Group, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
8.244%,[LIBOR4+550], 2/28/20[1]	369,669	323,460
EW Scripps Co. (The), Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.359%, 4/4/26[4]	120,000	120,450

3	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B7, 7.351%,[LIBOR4+475], 11/3/23[1]	$237,272	$209,294
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B3, 6.229%-6.229%,[LIBOR4+375], 11/27/23[1]	350,000	350,350
Tranche B4, 6.979%-6.979%,[LIBOR4+450], 1/2/24[1]	50,000	50,491
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.24%,[LIBOR6+275], 12/18/20[1]	676,737	677,441
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.973%,[LIBOR4+350], 1/7/22[1]	345,000	345,216
Lions Gate Capital Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.733%,[LIBOR4+225], 3/24/25[1]	194,920	194,554
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.24%,[LIBOR4+250],
10/4/24[1]	152,201	123,188
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.35%,[LIBOR4+575], 8/13/21[1]	440,324	440,445
Metro-Goldwyn-Mayer, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche B, 6.99%,[LIBOR4+450], 7/3/26[1]	115,000	112,269
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 4.752%,[LIBOR12+225], 1/17/24[1]	134,705	134,228
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.983%,[LIBOR4+650], 10/13/22[1,5]	655,000	651,725
NEP Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.733%,[LIBOR4+325], 10/20/25[1]	558,600	560,695
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.733%,[LIBOR4+225], 7/19/24[1]	715,974	713,439
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.483%,[LIBOR12+300], 2/1/24[1]	624,378	623,432
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.483%,[LIBOR12+300], 11/8/24[1]	294,588	296,061
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B12, 6.16%,[LIBOR12+368.75], 1/31/26[1]	455,309	445,292
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B2, 4.733%,[LIBOR12+225], 1/3/24[1]	376,014	376,720
SpeedCast International Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.351%,[LIBOR4+250], 5/3/25[1]	203,972	202,315
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.379%,[LIBOR4+275], 12/6/23[1]	137,398	122,971
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.723%,[LIBOR12+225], 8/15/26[1]	285,000	284,573
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.483%,[LIBOR12+300], 1/26/24[1]	621,818	623,276
Univision Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche C5, 5.233%,[LIBOR12+275],
3/15/24[1]	1,005,982	969,872
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.973%,[LIBOR12+250], 1/15/26[1]	402,339	402,917
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche K, 4.973%,[LIBOR12+250], 1/15/26[1]	435,000	436,742

4	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Media (Continued)
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.737%,[LIBOR12+325], 8/18/23[1]	$543,013	$534,868
William Morris Endeavor Entertainment LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B1,
5.25%,[LIBOR6+275], 5/18/25[1]	121,198	118,532
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche E, 4.973%,[LIBOR12+250], 4/15/25[1]	480,000	476,450
		14,457,443

Multiline Retail—0.3%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.724%,[LIBOR12+325], 10/25/20[1]	306,828	284,966

Consumer Staples—2.9%
Beverages—2.9%
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.223%-6.75%,[LIBOR12+275], 4/6/24[1]	302,809	300,034
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.223%-5.233%,[LIBOR12+275], 10/4/23[1]	497,288	498,586
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.171%,[LIBOR12+368.75], 5/23/25[1]	197,236	193,701
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.749%-4.994%,[LIBOR12+225], 8/3/22[1]	164,819	164,819
IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.723%,[LIBOR12+325], 2/5/25[1]	288,045	287,891
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.23%,[LIBOR12+175], 4/3/25[1]	80,353	80,453
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.723%,[LIBOR12+225], 5/15/24[1]	176,575	176,189
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.983%,[LIBOR12+350], 4/19/24[1]	153,694	127,854
Sigma US Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.603%,[LIBOR4+325], 7/2/25[1]	367,412	364,255
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 5.934%,[LIBOR4+325], 3/28/25[1]	128,700	129,183
		2,322,965

Energy—4.1%
Energy Equipment & Services—3.6%
AL Midcoast Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 8.101%,[LIBOR4+550], 8/1/25[1]	159,200	159,963
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.984%,[LIBOR12+650], 3/30/23[1]	47,499	47,618
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.244%,[LIBOR4+350], 10/31/24[1]	188,451	189,723
Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.487%,[LIBOR12+400], 5/21/25[1]	114,001	111,935
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.229%,[LIBOR12+475], 12/31/22[1]	85,000	82,684

5	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Energy Equipment & Services (Continued)
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.233%,[LIBOR12+375], 10/2/23[1]	$445,581	$446,835
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.749%,[LIBOR12+525], 4/11/22[1]	438,752	424,585
GIP III Stetson I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.73%,[LIBOR4+425], 7/18/25[1]	127,885	128,645
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.743%,[LIBOR4+600], 7/2/23[1]	51,052	50,956
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche A, 9.61%,[LIBOR4+700], 8/7/20[1,5]	63,455	60,917
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.483%,[LIBOR12+400], 2/15/24[1]	305,519	298,645
McDermott Technology Americas, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.483%,[LIBOR12+500],
5/12/25[1]	208,049	206,337
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 8.601%,[LIBOR4+600], 2/21/21[1]	440,056	353,304
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.81%,[LIBOR4+350],
12/16/20[1]	41,273	27,859
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.13%,[LIBOR4+350],
12/16/20[1]	19,615	13,240
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 6.491%,[LIBOR4+400], 4/12/24[1,2]	395,088	336,484
		2,939,730

Oil, Gas & Consumable Fuels—0.5%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.13%,[LIBOR4+350], 12/16/20[1]	232,460	156,910
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.053%,[LIBOR4+425], 8/4/21[1,3]	261,211	212,234
		369,144

Financials—6.8%
Commercial Banks—5.6%
Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.379%-6.879%,[LIBOR4+375], 11/22/23[1]	466,603	465,211
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.237%,[LIBOR12+300], 5/9/25[1]	328,676	323,726
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.233%-5.234%,[LIBOR12+275], 1/25/24[1]	177,053	177,256
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.733%,[LIBOR4+425], 10/1/25[1]	593,363	589,470
Blucora, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.483%,[LIBOR4+300], 5/22/24[1]	88,238	88,532
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.85%,[LIBOR12+250], 3/25/24[1]	30,000	29,975
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.749%,[LIBOR12+325], 8/21/25[1]	303,475	304,140

6	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Commercial Banks (Continued)
Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.983%,[LIBOR12+250], 7/3/24[1]	$92,120	$92,523
Forest City Enterprises LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.483%,[LIBOR12+400], 12/8/25[1]	124,688	125,779
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.979%,[LIBOR12+250], 8/27/25[1]	318,400	312,331
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.336%,[LIBOR4+300], 4/25/25[1]	501,436	497,048
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.00%,[LIBOR12+350], 12/20/24[1]	188,010	188,568
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.229%-5.237%,[LIBOR12+275], 6/28/23[1]	154,430	154,619
Mayfield Agency Borrower, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.999%,[LIBOR12+450], 2/28/25[1]	99,250	97,637
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.483%,[LIBOR12+300], 1/8/24[1]	358,082	354,366
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.483%,[LIBOR12+500], 10/24/22[1]	373,048	368,385
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.601%,[LIBOR4+300], 5/16/24[1]	413,746	410,747
		4,580,313

Consumer Finance—0.8%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.74%,[LIBOR12+525], 9/29/20[1]	635,452	613,211
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.50%,[LIBOR12+900], 9/29/21[1,5]	31,112	30,800
		644,011

Insurance—0.4%
AssuredPartners, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.733%,[LIBOR12+325], 10/22/24[1]	311,732	310,759

Health Care—8.4%
Health Care Equipment & Supplies—8.4%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, Tranche B, 8.735%,[LIBOR4+612.5], 1/16/23[1]	41,870	34,919
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.983%-4.983%,[LIBOR12+250], 2/11/22[1]	14,886	14,885
Tranche B4, 4.983%-4.983%,[LIBOR12+250], 2/16/23[1]	115,808	115,799
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.983%,[LIBOR4+450], 10/24/23[1]	126,367	127,472
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.00%,[LIBOR4+300], 5/4/25[1]	307,627	309,127
Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.983%,[LIBOR12+450], 6/30/25[1]	233,238	234,186
Bausch Health Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.474%,[LIBOR4+300], 6/2/25[1]	200,305	201,443
Carestream Dental Equipment, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.733%,[LIBOR4+325], 9/1/24[1]	39,400	38,514

7	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Health Care Equipment & Supplies (Continued)
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.483%,[LIBOR4+400], 6/7/19[1]	$7,455$	7,380
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.233%,[LIBOR12+275], 3/1/24[1]	628,800	629,529
Concentra, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.23%,[LIBOR12+275], 6/1/22[1]	92,225	92,456
CVS Holdings I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.24%,[LIBOR12+275], 2/6/25[1]	173,250	171,193
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.75%,[LIBOR12+425], 4/29/24[1]	249,555	247,406
Enterprise Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.233%,[LIBOR4+375], 10/10/25[1]	678,300	656,564
Equian Buyer Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.733%,[LIBOR12+325], 5/20/24[1]	69,470	69,426
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.25%,[LIBOR4+375], 7/2/25[1]	442,799	444,739
GoodRX, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.473%,[LIBOR4+300], 10/10/25[1]	172,636	173,031
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.249%,[LIBOR12+375], 4/30/25[1]	61,717	60,907
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.983%,[LIBOR4+250], 8/18/22[1]	199,877	199,041
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.851%,[LIBOR4+325], 2/2/24[1]	88,425	88,812
LifeScan Global Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.66%,[LIBOR4+600], 10/1/24[1]	221,063	218,023
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.351%-5.351%,[LIBOR4+275], 9/24/24[1]	99,514	89,918
Tranche B, 5.693%-5.693%,[LIBOR4+300], 2/24/25[1]	122,767	112,179
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.351%,[LIBOR4+300], 6/7/23[1]	359,374	356,373
One Call Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.723%,[LIBOR12+525], 11/27/22[1]	136,833	119,173
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.749%,[LIBOR4+325], 6/30/25[1]	364,089	357,717
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.233%,[LIBOR12+275], 9/27/24[1]	104,045	102,214
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.99%,[LIBOR12+250], 3/6/25[1]	158,090	158,485
Sotera Health Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.483%,[LIBOR12+300], 5/15/22[1]	14,774	14,694
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.74%,[LIBOR4+325], 9/2/24[1]	286,780	283,884
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.233%,[LIBOR12+275], 2/6/24[1]	364,485	343,072
US Anesthesia Partners, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.483%,[LIBOR12+300], 6/23/24[1]	356,348	356,793
VVC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.197%,[LIBOR4+450], 2/11/26[1]	220,000	221,604

8	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Wink Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.483%,[LIBOR4+300], 12/2/24[1]	$171,683$	169,580
		6,820,538

Industrials—17.1%
Aerospace & Defense—0.3%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.101%,[LIBOR4+350], 4/9/20[1]	73,477	57,557
Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.233%,[LIBOR4+375], 7/11/25[1]	213,925	214,193
		271,750

Commercial Services & Supplies—9.0%
AI Aqua Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 5.733%-5.749%,[LIBOR12+325],
12/13/23[1]	297,475	288,799
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.233%,[LIBOR4+375], 7/28/22[1]	585,558	578,552
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 5.483%-5.483%,[LIBOR12+300], 8/4/22[1]	301,145	302,699
Tranche B6, 5.483%-5.483%,[LIBOR12+300], 11/3/23[1]	446,833	448,893
Tranche B7, 5.483%-5.483%,[LIBOR12+300], 11/3/24[1]	64,513	64,795
Asurion LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.983%,[LIBOR12+650], 8/4/25[1]	170,000	173,807
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.233%,[LIBOR12+375], 2/28/25[1]	222,874	224,198
Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.989%,[LIBOR4+250], 11/7/24[1]	148,125	148,033
Blackhawk Network Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.483%,[LIBOR4+300], 6/15/25[1]	248,125	248,384
Boing US Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.989%,[LIBOR4+325], 10/3/24[1]	239,101	239,550
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.979%,[LIBOR4+450], 12/8/23[1]	384,616	332,693
Ceridian HCM Holding, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.502%,[LIBOR12+325], 4/30/25[1]	174,125	175,431
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.303%,[LIBOR4+350], 12/20/19[1,3]	289,500	91,916
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.733%,[LIBOR4+525], 6/30/22[1]	88,072	88,072
First American Payment Systems LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.352%,[LIBOR12+475], 1/5/24[1]	80,354	80,605
Garda World Security Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.115%,[LIBOR4+350], 5/24/24[1]	327,511	327,634
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.733%,[LIBOR4+425], 11/29/25[1]	213,644	214,622
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.983%-6.101%, 5/23/25[4]	365,302	365,911
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.601%,[LIBOR6+350], 5/1/24[1]	449,838	427,348

9	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.092%,[LIBOR4+550], 4/1/21[1]	$115,000	$108,939
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.351%,[LIBOR4+375], 2/21/25[1]	98,597	98,797
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.983%,[LIBOR12+350], 4/26/24[1]	143,055	143,651
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B2, 8.101%,[LIBOR4+550], 9/30/22[1]	193,908	179,435
North American Lifting Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.101%,[LIBOR4+450], 11/27/20[1]	35,000	33,119
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.983%,[LIBOR12+450], 11/1/24[1]	339,699	335,169
TKC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.24%,[LIBOR12+375], 2/1/23[1]	96,255	96,136
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.389%,[LIBOR4+250], 3/18/26[1]	375,000	367,266
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.184%,[LIBOR4+275],
3/17/25[1]	527,166	527,058
TruGreen LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.223%,[LIBOR12+375], 3/19/26[1]	40,000	40,249
Ventia Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.101%,[LIBOR4+350], 5/21/22[1]	58,015	58,124
WASH Multifamily Laundry Systems LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
5.733%,[LIBOR12+325], 5/16/22[1]	498,705	488,731
		7,298,616

Industrial Conglomerates—3.9%
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.233%,[LIBOR12+375], 2/1/22[1]	308,404	306,156
Energy Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.851%,[LIBOR4+425], 6/22/25[1]	129,025	125,961
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.233%,[LIBOR12+275], 4/1/24[1]	230,539	231,247
GrafTech Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.983%,[LIBOR12+350], 2/12/25[1]	147,111	147,295
MACOM Technology Solutions Holdings, Inc., Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
4.733%,[LIBOR12+225], 5/17/24[1]	59,227	56,088
Robertshaw US Holdings Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.00%,[LIBOR12+350], 2/28/25[1]	94,050	88,583
Space Exploration Technologies Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.733%,[LIBOR12+425], 11/21/25[1]	304,238	304,237
Titan Acquisition Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.483%,[LIBOR12+300], 3/28/25[1]	277,750	267,681
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.983%-4.983%,[LIBOR12+250], 5/30/25[1]	336,600	335,619
Tranche F, 4.983%-4.983%,[LIBOR12+250], 6/9/23[1]	280,586	280,060
Tranche G, 4.983%-4.983%,[LIBOR4+250], 8/22/24[1]	93,813	93,546

10	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Industrial Conglomerates (Continued)
Vectra Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.733%,[LIBOR12+325], 3/8/25[1]	$168,762	$162,962
Vertiv Intermediate Holding II Corp., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
5.039%-6.707%,[LIBOR12+400], 11/30/23[1]	554,192	530,639
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.101%,[LIBOR4+350], 6/19/21[1]	53,473	51,802
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.34%,[LIBOR4+375], 4/30/25[1]	154,225	154,225
		3,136,101

Professional Services—0.3%
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.732%,[LIBOR12+325], 3/3/25[1]	241,858	238,457

Road & Rail—2.3%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.229%,[LIBOR12+175], 6/27/25[1]	110,000	108,701
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.983%,[LIBOR12+450], 5/18/23[1]	655,981	642,041
Daseke Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.499%,[LIBOR12+500], 2/27/24[1]	571,714	576,717
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.483%-5.483%,[LIBOR12+300], 7/29/22[1]	90,793	90,098
Tranche B2, 5.483%-5.483%,[LIBOR12+300], 7/29/22[1]	8,249	8,186
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.879%,[LIBOR4+825], 2/23/22[1,5]	408,628	436,047
		1,861,790

Transportation Infrastructure—1.3%
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.879%,[LIBOR4+425], 5/19/23[1]	112,639	111,091
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.727%,[LIBOR4+325], 3/20/25[1]	136,749	136,407
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Delayed Draw, 2.00%, 3/20/25[4]	19,215	19,167
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.99%,[LIBOR12+350], 11/6/24[1]	271,959	272,605
Octavius Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.101%,[LIBOR4+350], 11/8/23[1]	35,000	34,738
Superior Industries International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.483%,[LIBOR12+400],
5/22/24[1]	176,424	174,440
Tenneco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.233%,[LIBOR4+275], 10/1/25[1]	329,175	322,490
		1,070,938

11	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Information Technology—10.6%
Internet Software & Services—10.0%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.101%,[LIBOR4+350], 6/13/24[1]	$301,427$	299,387
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 6.723%,[LIBOR12+425], 12/15/24[1]	1,449,532	1,455,577
Banff Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.851%,[LIBOR4+425], 10/2/25[1]	433,913	432,014
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B4, 7.48%,[LIBOR4+500], 6/30/21[1]	201,967	201,109
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.60%,[LIBOR4+300], 5/1/24[1]	197,407	192,718
Ensono LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.749%,[LIBOR4+525], 6/27/25[1]	124,063	124,269
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.233%,[LIBOR4+275], 2/1/22[1]	559,477	560,577
Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.733%,[LIBOR4+325], 8/5/22[1]	180,839	181,706
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.23%,[LIBOR12+575], 4/6/22[1]	108,273	105,205
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.73%,[LIBOR12+425], 1/20/24[1]	93,169	92,781
Lighthouse Network LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.083%,[LIBOR4+450], 11/29/24[1]	88,875	89,060
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.983%-4.983%,[LIBOR12+275], 6/21/24[1]	71,432	71,342
Tranche B2, 4.733%-4.733%,[LIBOR12+225], 11/19/21[1]	46,603	46,443
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.229%,[LIBOR12+375], 9/30/24[1]	302,006	304,295
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.733%,[LIBOR12+325], 11/29/24[1]	153,385	151,627
Plantronics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.983%,[LIBOR12+250], 7/2/25[1]	330,865	330,038
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 9.238%,[LIBOR6+650], 12/8/21[1]	62,321	40,197
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.833%,[LIBOR4+425], 5/16/25[1]	248,750	246,729
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.74%,[LIBOR12+325], 4/24/22[1]	418,837	371,684
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.983%,[LIBOR12+275], 6/21/24[1]	474,948	474,354
Shutterfly, Inc.,Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 5.24%,[LIBOR12+275], 8/17/24[1]	101,354	101,275
SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.233%,[LIBOR12+300], 2/5/24[1]	148,146	148,465
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.233%,[LIBOR12+275], 3/3/23[1]	226,945	227,451
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.851%,[LIBOR4+325], 9/30/22[1]	69,729	69,878

12	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Internet Software & Services (Continued)
SS&C Technologies Holdings Europe Sarl, Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B4,
4.733%,[LIBOR12+225], 4/16/25[1]	$164,743	$165,053
SS&C Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.733%,[LIBOR12+225], 4/16/25[1]	230,014	230,447
Sungard Availability Services Capital, Inc., Extended
Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
9.474%,[LIBOR12+700], 9/30/21[1,3]	50,153	20,850
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.483%,[LIBOR12+300], 5/1/24[1]	569,055	570,477
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.002%,[LIBOR4+250], 9/28/24[1]	162,047	162,149
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 6.983%-7.101%,[LIBOR12+450], 1/27/23[1]	484,100	455,572
Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.983%,[LIBOR12+250], 12/1/23[1]	252,574	248,890
		8,171,619

IT Services—0.6%
Pi US Mergerco, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.983%,[LIBOR12+350], 1/3/25[1]	485,373	486,286

Materials—9.6%
Chemicals—3.3%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 5.601%,[LIBOR4+300], 1/31/24[1]	258,378	257,893
Consolidated Energy Finance SA, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.973%,[LIBOR12+250], 5/7/25[1]	124,063	122,822
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.983%,[LIBOR4+350], 3/16/25[1]	138,674	139,281
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.983%,[LIBOR12+350], 7/30/21[1]	107,038	107,239
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.733%,[LIBOR4+325], 11/7/24[1]	48,282	48,181
Hexion International Holdings BV, Sr. Sec. Credit
Facilities Debtor in Possession 1st Lien Term Loan,
5.60%,[LIBOR4+275], 10/1/20[1]	35,000	35,120
LUX HOLDCO III, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.483%,[LIBOR4+300], 3/28/25[1]	79,550	79,716
Messer Industries USA, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.101%,[LIBOR4+250], 3/1/26[1]	115,000	114,910
Momentive Performance Materials USA LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 6.35%, 4/15/24[4]	140,000	140,437
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.983%,[LIBOR4+350], 2/14/24[1]	250,860	251,644
OCI Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.601%,[LIBOR4+425], 3/13/25[1]	133,737	133,821
Polar US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.348%-7.351%,[LIBOR4+475], 10/15/25[1]	64,625	65,029

13	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
Starfruit US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.729%,[LIBOR12+325], 10/1/25[1]	$560,000$	559,213
Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.499%,[LIBOR4+300], 9/23/24[1]	188,290	189,027
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.483%,[LIBOR4+300], 9/23/24[1]	402,649	404,223
		2,648,556

Construction Materials—1.3%
Continental Building Products Operating Co. LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, 4.483%,[LIBOR12+225],
8/18/23[1]	43,901	43,901
Pisces Midco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.354%,[LIBOR4+375], 4/12/25[1]	213,388	210,897
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.233%,[LIBOR12+275], 11/15/23[1]	598,342	596,526
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.73%,[LIBOR12+225], 2/8/25[1]	78,620	76,974
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.483%,[LIBOR12+325], 2/28/24[1]	107,779	107,443
		1,035,741

Containers & Packaging—2.1%
Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.983%,[LIBOR12+450], 7/31/25[1]	59,550	59,736
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.854%,[LIBOR12+325], 4/3/24[1]	618,659	612,377
Flex Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.759%,[LIBOR4+325], 6/29/25[1]	417,460	411,634
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.99%,[LIBOR12+250], 10/14/24[1]	217,922	217,764
Pro Mach Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.223%,[LIBOR12+275], 3/7/25[1]	97,823	95,857
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.233%,[LIBOR12+300], 2/5/23[1]	327,317	328,366
		1,725,734

Metals & Mining—2.8%
Covia Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.598%,[LIBOR4+375], 6/1/25[1]	243,163	216,891
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.879%-9.879%,[LIBOR12+725], 10/17/22[1]	1,913,493	1,532,708
Tranche B3, 10.379%-10.379%,[LIBOR12+775], 10/17/22[1]	485,222	389,390
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.233%,[LIBOR12+275], 3/31/25[1]	107,555	107,286
		2,246,275

14	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Paper & Forest Products—0.1%
Thor Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.313%,[LIBOR4+375], 2/1/26[1]	$123,544	$121,613

Telecommunication Services—5.4%
Diversified Telecommunication Services—5.4%
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.249%,[LIBOR4+275], 1/31/25[1]	1,299,668	1,293,442
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.733%,[LIBOR12+325], 10/2/24[1]	208,950	209,538
Consolidated Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.48%,[LIBOR12+300],
10/5/23[1]	369,479	364,271
Digicel International Finance Ltd, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.88%,[LIBOR4+325], 5/27/24[1]	396,082	356,287
Frontier Communications Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.24%,[LIBOR12+375], 6/15/24[1]	434,099	424,512
Fusion Connect, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 10.234%,[LIBOR4+750], 5/4/23[1,3]	346,500	252,945
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 7.25%,[LIBOR4+450], 8/6/21[1]	222,747	183,767
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
12.25%,[LIBOR4+950], 2/4/22[1]	120,000	40,594
NeuStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B4, 5.983%,[LIBOR12+350], 8/8/24[1]	203,526	199,540
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.00%,[LIBOR12+250], 2/2/24[1]	888,558	865,011
Windstream Services LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B6, 10.50%,[PRIME4+500], 3/29/21[1,3]	209,201	213,937
		4,403,844

Utilities—2.6%
Electric Utilities—2.6%
Brookfield WEC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.983%,[LIBOR4+375], 8/1/25[1]	134,488	135,496
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.983%,[LIBOR12+250], 1/15/25[1]	84,148	84,283
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 5.11%-5.11%,[LIBOR4+250], 1/15/24[1]	175,014	175,519
Tranche B7, 5.11%-5.11%,[LIBOR4+250], 5/31/23[1]	35,303	35,408
Compass Power Generation LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.983%,[LIBOR12+350],
12/20/24[1]	47,598	47,859
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.86%,[LIBOR4+325], 6/28/23[1]	189,132	188,925
Exgen Renewables IV LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.63%,[LIBOR4+300], 11/28/24[1]	29,421	28,477
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.724%,[LIBOR12+425], 5/2/25[1]	273,074	273,929
Kestrel Acquisition LLC., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.74%,[LIBOR12+425], 6/2/25[1]	124,063	124,580

15	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electric Utilities (Continued)
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.233%-6.233%,[LIBOR12+375], 1/30/24[1]	$245,101$	244,412
Tranche C, 6.249%-6.249%,[LIBOR12+375], 1/30/24[1]	17,295	17,246
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 9.601%,[LIBOR4+700], 10/18/22[1]	39,000	38,220
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.601%,[LIBOR4+400], 11/9/20[1]	217,947	195,826
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.49%-6.49%,[LIBOR12+400], 7/15/23[1]	306,481	307,344
Tranche B2, 6.499%-6.499%,[LIBOR12+400], 4/15/24[1]	243,151	243,836
		2,141,360
Total Corporate Loans (Cost $83,973,675)		81,848,203

Corporate Bonds and Notes—5.2%
Cheniere Energy Partners LP, 5.625% Sr. Unsec. Nts., 10/1/26[6]	475,000	491,844
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.,
6.25% Sr. Sec. Nts., 5/15/26[6]	70,000	73,226
Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/25[6]	740,000	736,300
Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[6]	2,240,000	1,923,600
Transocean, Inc., 7.25% Sr. Unsec. Nts., 11/1/25[6]	500,000	496,875
United States Steel Corp., 6.25% Sr. Unsec. Nts., 3/15/26	525,000	473,156
Total Corporate Bonds and Notes (Cost $4,401,677)		4,195,001
	Shares
Common Stocks—4.9%
Arch Coal, Inc., Cl. A	24,098	2,337,024
Ascent Resources - Marcellus LLC, Cl. A7	34,124	98,107
Avaya Holdings Corp.[7]	24,810	473,375
Caesars Entertainment Corp.[7]	80,525	753,714
Catalina Marketing Corp. (Pacifico, Inc.)[7]	1,583	7,915
Everyware Global, Inc.[7]	5,211	7,816
Gymboree Corp. (The)[7,8]	3,550	2,662
Gymboree Holding Corp.[7,8]	10,048	7,536
Harvey Gulf International Marine LLC[7]	657	22,667
J.G. Wentworth Co., Cl. A7	18,262	196,317
Larchmont Resources LLC[5,7]	78	19,560
Media General, Inc.[5,7,9]	30,400	1,642
Millennium Corporate Claim Litigation Trust[5,7]	274	—
Millennium Lender Claim Litigation Trust[5,7]	548	—
New Millennium Holdco, Inc.[7]	5,562	528
Quicksilver Resources, Inc.[5,7]	571,500	—
Sabine Oil[5,7]	94	2,726
Templar Energy, Cl. A5,7	7,400	3,933
Total Common Stocks (Cost $4,290,909)		3,935,522
	Units
Rights, Warrants and Certificates—0.0%
Ascent Resources - Marcellus LLC Wts., Strike Price $1, Exp.
12/31/49[5,7]	8,835	265
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[5,7]	298	1,192

16	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Units	Value
Rights, Warrants and Certificates (Continued)
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[5,7]	62$	217
Total Rights, Warrants and Certificates (Cost $40,764)		1,674

	Shares
Investment Company—1.1%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. E,
2.42%[8,10] (Cost $922,921)	922,921	922,921
Total Investments, at Value (Cost $93,629,946)	111.9%	90,903,321
Net Other Assets (Liabilities)	(11.9)	(9,657,945)
Net Assets	100.0%	$81,245,376

Footnotes to Statement of Investments
1. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
2. Interest or dividend is paid-in-kind, when applicable.
3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.  See Note 3 of the accompanying Notes.
4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
5. The value of this security was determined using significant unobservable inputs.  See Note 2 of the accompanying
Notes.
6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
These securities amount to $3,721,845 or 4.58% of the Fund's net assets at period end.
7. Non-income producing security.
8. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	July 31, 2018	Additions	Reductions	April 30, 2019
Common Stock
Gymboree Corp. (The)	3,550	—	—	3,550
Gymboree Holding Corp.	10,048	—	—	10,048
Investment Company
Invesco Oppenheimer Institutional
Government Money Market Fund,
Cl. Ea	673,977	30,592,741	30,343,797	922,921

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Common Stock
Gymboree Corp. (The)	$2,662	$84	$—	$(42,600)
Gymboree Holding Corp.	7,536	237	—	(120,576)

17	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)
Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Invesco Oppenheimer Institutional
Government Money Market Fund,
Cl. Ea	$922,921$	11,368$	—	$—
Total	$933,119$	11,689$	—	$(163,176)

a. Prior to May 24, 2019, this fund was named Oppenheimer Institutional Government Money Market Fund.

9. Security received as the result of issuer reorganization.
10. Rate shown is the 7-day yield at period end.
Glossary:
Definitions
LIBOR4 London Interbank Offered Rate-Quarterly
LIBOR6 London Interbank Offered Rate-Bi-Monthly
LIBOR12 London Interbank Offered Rate-Monthly
LIBOR52 London Interbank Offered Rate-Weekly
PRIME4 United States Prime Rate-Quarterly

18	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

1. Organization
Oppenheimer Senior Floating Rate Plus Fund* (the “Fund”) is an open-end diversified management investment company registered under the Investment Company Act of 1940
(“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”),
a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The
Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-
the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations,

*Effective after the close of business on May 24, 2019, the Fund was reorganized as Invesco Oppenheimer Senior
Floating Rate Plus Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust).

19	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.
    Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source.
For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

20	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as
Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

				Level 3—
		Level 1—	Level 2—	Significant
		Unadjusted	Other Significant	Unobservable
		Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$	— $	80,668,714$	1,179,489$	81,848,203
Corporate Bonds and Notes		—	4,195,001	—	4,195,001
Common Stocks		3,564,113	343,548	27,861	3,935,522
Rights, Warrants and Certificates		—	—	1,674	1,674
Investment Company		922,921	—	—	922,921
Total Assets		$4,487,034$	85,207,263$	1,209,024$	90,903,321

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

21	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
	Transfers into Level		Transfers out of Transfers into Level			Transfers out of
	2	*	Level 2**	3	**	Level 3*
Assets Table
Investments, at
Value:
Common Stocks	$56	$	– $	– $		(56)
Rights, Warrants and
Certificates	–		(265)	265		–
Total Assets	$56		$(265) $	265		$(56)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.
** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

3. Investments and Risks
Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the
Affiliated Funds. When applicable, the Fund's investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’
expenses, including their management fee. The Manager will waive fees and/or reimburse
Fund expenses in an amount equal to the indirect management fees incurred through the
Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the
Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes.
The Fund may invest in money market instruments by investing in Class E shares of Invesco
Oppenheimer Institutional Government Money Market Fund ("IGMMF"), which is an Affiliated
Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The
Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate senior loans made to U.S.
and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can invest without limit in uncollateralized floating rate senior loans. Senior loans are often issued in connection

22	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The senior loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some senior loans. As a result, some senior loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary.
To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
    When investing in senior loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.
    At period end, securities with an aggregate market value of $81,848,203, representing
100.7% of the Fund’s net assets were comprised of senior loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery”
refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the
Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

23	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities.
These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due.
The Fund’s investments in senior loans are subject to risk of missing an interest and/or principal payment.

Information concerning securities not accruing income at period end is as follows:

Cost	$3,322,321
Market Value	$2,696,289
Market Value as % of Net Assets	3.32%

4. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the

24	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)
direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Borrowings and Other Financing
Loan Commitments. Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $19,215 at period end. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At period end, these investments have a market value of $19,167 and have been included as Corporate Loans in the Statement of Investments.
The following commitments are subject to funding based on the borrower’s discretion. The
Fund is obligated to fund these commitments at the time of the request by the borrower.
These commitments have been excluded from the Statement of Investments. The unrealized appreciation/depreciation on these commitments is recorded as an asset/liability on the
Statement of Assets and Liabilities in the annual and semiannual reports.

6. Subsequent Event
Effective after the close of business on May 24, 2019, Invesco Ltd., an independent global investment management company, completed its acquisition of MassMutual asset management affiliate OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco Ltd., that has the same investment objectives and substantially similar principal investment strategies and risks as the Fund (the “Reorganization”). The Reorganization was
accounted for as a tax-free reorganization for federal income tax purposes. Following the
Reorganization, the accounting books and records of the Fund became the accounting books and records of the Acquiring Fund. On April 12, 2019, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.
    The Reorganization was completed after the close of business on May 24, 2019 at which time shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund. Also after the close of business on May 24, 2019, the Fund’s former Class
I shares were reorganized as Class R6 shares and the Fund began offering Class R5 shares.
    The Acquiring Fund has entered into an investment advisory agreement with Invesco
Advisers, Inc., a master administrative services agreement with Invesco Advisers, Inc., a transfer agency agreement with Invesco Investment Services, Inc., and a distribution agreement with Invesco Distributors, Inc. In addition, Invesco Advisers, Inc. has entered into a master sub-advisory agreement with each of Invesco Asset Management Deutschland GmbH,
Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong
Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and

25	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Subsequent Event (Continued)
separate sub-advisory agreements with Invesco Capital Management LLC, Invesco Asset
Management (India) Private Limited and OppenheimerFunds, Inc.

26	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND